Leases - Balance Sheet Classification and Amounts of Right-of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Jul. 31, 2026	Apr. 24, 2026	Apr. 25, 2025
Leases [Abstract]
Right-of-use assets	$ 57	$ 52	$ 66
Current liability	9	8	11
Non-current liability	$ 50	$ 45	$ 56
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]		Other assets	Other assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]		Other accrued expenses	Other accrued expenses
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]		Other liabilities	Other liabilities